Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Earnings before income taxes	$ (65,935)	$ 51,578
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(17,671)	13,874
Increase (decrease) in income taxes resulting from:
Dividends received from a taxable Canadian corporation	0	(1,326)
Non-deductible expenses, net	1,606	1,265
Non-taxable portion of capital gains, net	(3,312)	(2,341)
Change in tax rates	(3,978)	(1,725)
Differences in foreign statutory tax rates	(134)	0
Other, net	342	(23)
Total income tax expense	$ (23,147)	$ 9,724